[GRAPHIC] securitybenefit.com * 800.888.2461

[SECURITY BENEFIT LOGO]

September 10, 2008

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variflex Separate Account 1940 Act Registration Number: 811-03957 1933 Act Registration Numbers: 002-89328 and 333-36529 CIK: 0000740583 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), Variflex Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds	0000896435	August 25, 2008
American Century Variable Portfolios, Inc.	0000814680	August 22, 2008
Dreyfus Investment Portfolios	0001056707	August 18, 2008
Dreyfus Variable Investment Fund	0000813383	August 19, 2008
Legg Mason Partners Variable Equity Trust	0001176343	August 28, 2008
MFS® Variable Insurance Trust	0000918571	September 8, 2008
Neuberger Berman Advisers Management Trust	0000736913	August 20, 2008
Oppenheimer Variable Account Funds	0000752737	September 4, 2008
PIMCO Variable Insurance Trust	0001047304	September 2, 2008
Royce Capital Fund	0001006387	August 21, 2008
Rydex Variable Trust	0001064046	September 3, 2008
SBL Fund	0000217087	September 4, 2008
The Universal Institutional Funds, Inc.	0001011378	September 8, 2008
Van Kampen Life Investment Trust	0000778536	August 29, 2008

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001